Commitments (Details) (USD $)	0 Months Ended	3 Months Ended			9 Months Ended				12 Months Ended						59 Months Ended
	Jan. 02, 2013	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Sep. 29, 2013	Sep. 30, 2013	Oct. 12, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 30, 2011	Dec. 31, 2011	Sep. 30, 2013	Dec. 29, 2012	Jul. 18, 2012	Jul. 12, 2012	Oct. 12, 2011	Jun. 10, 2011
Disclosure Text Block Supplement [Abstract]
Contractual Obligation One																			$ 3,000
Adjustment in Contractual Obligation One																	3,750
Second Adjustment in Contractual Obligation One				3,000				3,000
Professional and Contract Services Expense		206,000		105,000	27,000	317,750	27,500	309,000	330,000	38,250	411,750	82,500	9,000	120,500	910,000
Accounts Payable									91,000	33,000	91,000					6,000
Contractual Obligation Two, Professional and Contract Fee Expense						247,500					316,000
Contractual Obligation Three																			3,000
Contractual Obligation Three First Revision																				6,000
Contractual Obligation Three Second Revision																		3,750
Contractual Obligation, Three Professional and Contract Fee Expense						33,750					43,500			9,000
Accounts Payable, Related Parties		800			48,750	800			15,000		15,000				800	15,000
Contractual Obligation - Holden	2,000
Stock Issued During Period, Shares, Issued for Services (in Shares)	600,000		600,000
Contractual Obligation	$ 500